SEGMENTS AND GEOGRAPHIC REGIONS (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting Information [Line Items]
Reconciliation of Assets from Segment to Consolidated [Table Text Block]

Total Asset Reconciliation at December 31,	2020	2019	2018
In millions
Assets of continuing operations	$49,435	$48,071	$54,954
Assets held for sale	810	—	—
Assets of discontinued operations	20,659	21,278	132,901
Total assets	$70,904	$69,349	$187,855

Schedule of Operating Segment Information

Segment Information	Electronics & Industrial	Water & Protection	Mobility & Materials	Corporate	Total
In millions
For the Year Ended December 31, 2020
Net sales	$4,674	$4,993	$4,005	$666	$14,338
Operating EBITDA [1]	1,468	1,313	588	70	3,439
Equity in earnings of nonconsolidated affiliates	34	26	19	108	187
Restructuring and asset related charges - net [2]	7	48	351	439	845
Depreciation and amortization	411	502	408	52	1,373
Assets of continuing operations	15,065	15,142	9,204	10,024	49,435
Investment in nonconsolidated affiliates	505	315	67	2	889
Capital expenditures	345	328	152	8	833
For the Year Ended December 31, 2019
Net sales	$4,446	$5,201	$4,690	$1,099	$15,436
Pro forma operating EBITDA [1]	1,454	1,370	954	366	4,144
Equity in earnings of nonconsolidated affiliates [3]	24	27	4	258	313
Restructuring and asset related charges - net [2]	47	32	15	58	152
Depreciation and amortization	409	507	425	61	1,402
Assets of continuing operations	16,000	15,060	11,497	5,514	48,071
Investment in nonconsolidated affiliates	510	326	76	259	1,171
Capital expenditures	363	459	284	10	1,116
For the Year Ended December 31, 2018
Net sales	$4,559	$5,294	$5,214	$1,311	$16,378
Pro forma operating EBITDA [1]	1,584	1,222	1,105	482	4,393
Equity in earnings (losses) of nonconsolidated affiliates	23	24	(4)	405	448
Restructuring asset related charges - net [2]	2	24	2	69	97
Depreciation and amortization	462	553	449	75	1,539
Assets of continuing operations	15,689	14,498	11,552	13,215	54,954
Investment in nonconsolidated affiliates	519	328	76	719	1,642
Capital expenditures	310	405	249	23	987
1.A reconciliation of "Income (loss) from continuing operations, net of tax" to Operating EBITDA and pro forma Operating EBITDA, as applicable, is provided in the table on the following page.
2.See Note 5 for information regarding the Company's restructuring programs and asset related charges.
3.Represents equity in earnings (losses) of nonconsolidated affiliates included in pro forma Operating EBITDA, the Company's measure of profit/loss for segment reporting purposes, which excludes significant items. Accordingly, Corporate presented above excludes a net charge of $224 million related to a joint venture and the Mobility & Materials segment reflects a restructuring charge of $4 million which are presented in "Equity in earnings of nonconsolidated affiliates" in the Company's Consolidated Statement of Operations.

Segment Information Reconciliation to Consolidated Financial Statements	Segment Totals	N&B Separation	Corteva Distribution	Dow Distribution	Other [1]	Total
In millions
For the Year Ended December 31, 2020
Capital expenditures	$833	$213	$—	$—	$148	$1,194
Depreciation and amortization	$1,373	$1,721	$—	$—	$—	$3,094
For the Year Ended December 31, 2019
Capital expenditures	$1,116	$304	$252	$426	$374	$2,472
Depreciation and amortization	$1,402	$664	$385	$744	$—	$3,195
For the Year Ended December 31, 2018
Capital expenditures	$987	$409	$614	$2,055	$(228)	$3,837
Depreciation and amortization	$1,539	$631	$913	$2,835	$—	$5,918
1.Reflects the incremental cash spent or unpaid on capital expenditures; total capital expenditures are presented on a cash basis.

Reconciliation Of Income From Continuing Operations, Net Of Tax To Operating Profit (Loss) Before Interest, Taxes, Depreciation And Amortization

Reconciliation of "(Loss) Income from continuing operations, net of tax" to Pro Forma Operating EBITDA		2020	2019	2018
In millions
(Loss) Income from continuing operations, net of tax		$(2,406)	$(124)	$(185)
+	Provision for income taxes on continuing operations	160	(2)	50
(Loss) Income from continuing operations before income taxes		$(2,246)	$(126)	$(135)
+	Pro forma adjustments [1]	—	128	(190)
+	Depreciation and amortization	1,373	1,402	1,539
-	Interest income [2]	12	56	40
+	Interest expense [3]	672	696	683
-	Non-operating pension/OPEB benefit [2]	30	72	91
-	Foreign exchange losses, net [2,4]	(39)	(104)	(34)
+	Costs historically allocated to the materials science and agriculture businesses [5]	—	256	1,044
-	Significant items [6]	(3,643)	(1,812)	(1,549)
Operating EBITDA		$3,439	$4,144	$4,393
1.For the years ended December 31, 2019 and 2018, operating EBITDA is on a pro forma basis. The pro forma adjustment reflects the net pro forma impact of items directly attributable to the DWDP Transactions, as applicable.
2.Included in "Sundry income (expense) - net."
3.The years ended December 31, 2019 and 2018 are presented on a pro forma basis giving effect to the DWDP Financings.
4.Excludes a $50 million pretax foreign exchange loss significant item related to adjustments to EID's foreign currency exchange contracts as a result of U.S. tax reform for the year ended December 31, 2018.
5.Costs previously allocated to the materials science and agriculture businesses that did not meet the definition of expenses related to discontinued operations in accordance with ASC 205.
6.The significant items for the year ended December 31, 2020 are presented on an as reported basis. The significant items for the years ended December 31, 2019 and 2018 are presented on a pro forma basis.
Schedule of Certain Items by Segment

Significant Items by Segment for the Year Ended December 31, 2020	Electronics & Industrial	Water & Protection	Mobility & Materials	Corporate	Total
In millions
Integration and separation costs [1]	$—	$—	$—	$(177)	$(177)
Restructuring and asset related charges - net [2]	(7)	(48)	(12)	(117)	(184)
Goodwill impairment charges [3]	(834)	—	(1,664)	(716)	(3,214)
Asset impairment charges 3, [4]	—	—	(339)	(322)	(661)
Gain on divestiture [5]	197	—	—	396	593
Total	$(644)	$(48)	$(2,015)	$(936)	$(3,643)
1. Integration and separation costs related to strategic initiatives including the divestiture of the held for sale businesses and post-DWDP Merger integration.
2. Includes Board approved restructuring plans and asset related charges. See Note 5 for additional information.
3. See Note 13 for additional information.
4. See Note 5 for additional information.
5. Refer to Note 3 for additional information.

Significant Items by Segment for the Year Ended December 31, 2019 (Pro Forma)	Electronics & Industrial	Water & Protection	Mobility & Materials	Corporate	Total
In millions
Integration and separation costs [1]	$—	$—	$—	$(1,084)	$(1,084)
Restructuring and asset related charges - net [2]	(47)	(32)	(19)	(58)	(156)
Goodwill impairment charges [3]	—	—	—	(242)	(242)
Net charge related to a joint venture [4]	—	—	—	(208)	(208)
Income tax related items [5]	—	(48)	—	(74)	(122)
Total	$(47)	$(80)	$(19)	$(1,666)	$(1,812)
1.Integration and separation costs related to the DWDP Merger, post-DWDP Merger integration, the DWDP Distributions and business separation activities.
2. Includes Board approved restructuring plans and asset related charges, which include other asset impairments. See Note 5 for additional information.
3. See Note 13 for additional information.
4. Reflects the Company’s share of net charges related to its investment in the HSC Group, consisting of $456 million in asset impairment charges, primarily fixed assets, partially offset by benefits associated with certain customer contract settlements of $248 million deemed non-recurring in nature.
5. Includes a $48 million charge which reflects a reduction in gross proceeds from lower withholding taxes related to a prior year legal settlement and a $74 million charge related to tax indemnifications, primarily associated with an adjustment to a one-time transition tax liability required by the Tax Cuts and Jobs Act of 2017, which were recorded in accordance with the Amended and Restated Tax Matters Agreement. Both charges were recorded in "Sundry income (expense) - net" in the Consolidated Statements of Operations.

Significant Items by Segment for the Year Ended December 31, 2018 (Pro Forma)	Electronics & Industrial	Water & Protection	Mobility & Materials	Corporate	Total
In millions
Merger-related inventory step-up amortization [1]	$—	$(9)	$—	$—	$(9)
Net (gain) loss on divestitures and changes in joint venture ownership [2]	—	(14)	—	(27)	(41)
Integration and separation costs [3]	—	—	—	(1,352)	(1,352)
Restructuring and asset related charges - net [4]	(2)	(24)	(2)	(69)	(97)
Income tax related item [5]	—	—	—	(50)	(50)
Total	$(2)	$(47)	$(2)	$(1,498)	$(1,549)
1.Includes the fair value step-up in EID's inventories as a result of the DWDP Merger and the acquisition of FMC Corporation's Health and Nutrition business in November 2017.
2. Reflected in "Sundry income (expense) - net."
3. Integration and separation costs related to the DWDP Merger, post-DWDP Merger integration and the DWDP Distributions.
4. Includes Board approved restructuring plans and asset related charges, which includes other asset impairments. See Note 5 for additional information.
5. Includes a foreign exchange loss related to adjustments to EID's foreign currency exchange contracts as a result of U.S. tax reform.

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]

Net Trade Revenue by Geographic Region	2020	2019	2018
In millions
United States	$3,960	$4,564	$4,640
Canada	271	296	322
EMEA [1]	2,755	3,213	3,704
Asia Pacific [2]	6,838	6,733	7,053
Latin America	514	630	659
Total	$14,338	$15,436	$16,378
1.Europe, Middle East and Africa.
2. Net sales attributed to China/Hong Kong, for the years ended December 31, 2020, 2019, and 2018 were $3,194 million, $3,036 million, and $3,123 million, respectively.

Long-lived Assets by Geographic Region	December 31,
In millions	2020	2019	2018
United States	$3,795	$4,148	$4,002
Canada	72	68	55
EMEA [1]	1,770	1,628	1,537
Asia Pacific	1,184	1,207	1,183
Latin America	46	49	46
Total	$6,867	$7,100	$6,823
1.Europe, Middle East and Africa.